Schedule of result from interests in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 23	$ (6)	$ 19
Share of Profit (Loss) of joint ventures	94	91
Share of Profit (Loss) of joint ventures			82
Total investments in associates and joint ventures	117	85	101
C I E S A [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	50	11	50
C T B [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	49	64	13
Citelec [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	(3)	13	19
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	(2)	3
Refinor [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	(2)	(2)	(3)
O C P [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	18	(5)	21
T G S 1 [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 7	$ 1	$ 1